Stock Options and Restricted Stock Units ("RSU's") (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Options
Summary of stock options

			Weighted-Average
		Weighted-	Remaining	Aggregate Intrinsic
	Number of	Average	Contractual	Value
	Shares	Exercise Price	Term (Years)	($ in thousands)
Options outstanding and exercisable on December 31, 2020	574,331	$51.43	0.9	$—
Options granted	638,970	3.37	9.18	—
Less: options and RSU’s forfeited	—	—	—	—
Less: options and RSU’s expired/cancelled	—	—	—	—
Less: options and RSU’s exercised	—	—	—	—
Options and RSU’s outstanding at September 30, 2021	1,213,301	26.57	5.08	—
Options and RSU’s exercisable at September 30, 2021	852,166	35.77	3.32	—

Weighted-Average
		Weighted-	Remaining	Aggregate Instrinsic
	Number of	Average	Contractual	Value
	Shares	Exercise Price	Term (Years)	($ in thousands)
Options outstanding at December 1, 2020	574,331	$51.43	0.9	$—
Options granted	—	—	—	—
Less: options forfeited	—	—	—	—
Less: options expired/cancelled	—	—	—	—
Less: options exercised	—	—	—	—
Options outstanding at December 31, 2020	574,331	$51.43	0.9	$—
Options exercisable at December 31, 2020	574,331	$51.43	0.9	$—